Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Regulatory assets:
Total regulatory assets	$ 2,728	$ 1,763
Less: current portion	(52)	(42)
Regulatory assets	2,676	1,721
Regulatory liabilities:
Total regulatory liabilities	212	417
Less: current portion	(45)	(91)
Regulatory liabilities	167	326
Tax Rule Changes Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	44	5
Distribution Rate Riders [Member]
Regulatory liabilities:
Total regulatory liabilities	42	6
Pension Cost Differential [Member]
Regulatory liabilities:
Total regulatory liabilities	31	55
Green Energy Expenditure Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	31	52
Retail Settlement Variance Account [Member]
Regulatory liabilities:
Total regulatory liabilities	23	39
Earnings Sharing Mechanism Deferral [Member]
Regulatory liabilities:
Total regulatory liabilities	21	0
External Revenue Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	6	26
Deferred Income Tax Regulatory Liability [Member]
Regulatory liabilities:
Total regulatory liabilities	5	86
Post-Retirement and Post-Employment Benefits [Member]
Regulatory liabilities:
Total regulatory liabilities	0	130
Other Regulatory Liabilities [Member]
Regulatory liabilities:
Total regulatory liabilities	9	18
Deferred Income Tax Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	1,128	908
Pension Benefit Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	1,125	547
Environmental [Member]
Regulatory assets:
Total regulatory assets	141	165
Post-Retirement and Post-Employment Benefits [Member]
Regulatory assets:
Total regulatory assets		0
Post-Retirement and Post-Employment Benefits Non-Service Cost [Member]
Regulatory assets:
Total regulatory assets	77	39
Foregone Revenue Deferral [Member]
Regulatory assets:
Total regulatory assets	67	0
Stock-Based Compensation [Member]
Regulatory assets:
Total regulatory assets	42	43
Debt Premium [Member]
Regulatory assets:
Total regulatory assets	17	22
Distribution System Code Exemption [Member]
Regulatory assets:
Total regulatory assets	0	10
Other Regulatory Assets [Member]
Regulatory assets:
Total regulatory assets	$ 26	$ 29